Stock-Based Compensation Plans (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				2 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Stock Options [Member]	Feb. 28, 2013 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member] Minimum [Member]	Dec. 31, 2013 Restricted Stock [Member] Maximum [Member]	Dec. 31, 2013 Performance Based Total Shareholder Return Targets [Member]	Nov. 30, 2013 Performance Based Earnings Per Share Targets [Member]	Dec. 31, 2013 Performance Based Earnings Per Share Targets [Member]	Nov. 30, 2013 Long Term Incentive Plan [Member] Performance Based Total Shareholder Return Targets [Member]	Nov. 30, 2012 Long Term Incentive Plan [Member] Performance Based Total Shareholder Return Targets [Member]	Dec. 31, 2013 Long Term Incentive Plan [Member] Performance Based Total Shareholder Return Targets [Member]	May 31, 2013 Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock incentive plans	4
Number of shares authorized	6,700,000
Shares vesting period, years				3 years		3 years	4 years	3 years		3 years
Shares contractual life				10 years
Options granted					29,992				16,149		16,149			7,032
Historical volatility rate assumption	24.90%	30.80%	32.80%										30.40%
Risk free interest rate assumption	1.39%	0.89%	2.35%									0.36%
Cumulative compensation expense	$ 10,868	$ 11,975	$ 14,237							$ 850			$ 1,200